Consolidated Balance Sheets - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Current assets
Cash	$ 451,229	$ 157,692	$ 250,188
Accounts receivable	95,218	34,562	21,137
Inventory	165,395	217,109	$ 230,118
Prepaid expense	6,198	9,362
Total current assets	718,040	418,725	$ 501,443
Deposits	48,599	35,258	20,267
Fixed assets, net	1,082,887	1,129,151	858,743
Tenant improvements, net	844,276	523,915	52,021
Total assets	2,693,802	2,107,049	1,432,474
Current liabilities
Accounts payable and accrued liabilities	1,180,902	910,251	270,525
Deferred rents current portion	44,508	123,620	131,582
Equipment loan current portion	46,220	$ 45,052	30,829
Notes payable current portion	$ 300,000
Loans from related parties current portion		$ 89,000	37,000
Total current liabilities	$ 1,571,630	1,167,923	469,936
Deferred rents	1,214,863	820,349	163,408
Equipment loan	$ 131,655	127,908	84,523
Notes payable to related party		200,000	200,000
Notes payable	$ 450,000	700,000	$ 200,000
Declared dividends	85,399	96,660
Total liabilities	$ 3,453,547	$ 3,112,840	$ 1,117,867
Stockholders deficit
Preferred stock, $0.0001 par value; 10,000,000 shares authorized; 0 and 0 shares issued and outstanding as of June 30, 2015 and December 31, 2014, respectively
Common stock; $0.0001 par value; 687,500,000 shares authorized; 34,383,109 and 15,903,948 issued and outstanding as of June 30, 2015 and December 31, 2014, respectively	$ 3,438	$ 1,590	$ 15,433
Additional paid-in capital	9,063,091	5,616,294	2,118,339
Accumulated deficit	(10,011,131)	(6,557,152)	(1,744,347)
Total stockholders deficit of the Company	(944,602)	(939,268)	389,425
Non-controlling interest	184,857	(66,523)	(74,818)
Total stockholders deficit to the Company	(759,745)	(1,005,791)	314,607
Total liabilities and stockholders deficit	$ 2,693,802	$ 2,107,049	$ 1,432,474